Long-term Investments - Narrative (Details) € / shares in Units, $ / shares in Units, $ in Thousands, € in Millions								3 Months Ended	9 Months Ended		12 Months Ended			21 Months Ended
	Feb. 09, 2022 USD ($)	Feb. 09, 2022 EUR (€)	Aug. 02, 2021 USD ($) shares	Aug. 02, 2021 EUR (€) shares	Jul. 26, 2021 USD ($)	Apr. 20, 2021 USD ($) $ / shares shares	Mar. 03, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2022 USD ($)	May 20, 2022 USD ($) shares	Mar. 07, 2022	Oct. 19, 2021	Jun. 30, 2021	Apr. 21, 2021	Mar. 03, 2021 EUR (€) € / shares	Jun. 30, 2019
Debt Instrument [Line Items]
Impairment loss with respect to one non-marketable equity investment								$ 1,500		$ 1,500
Dividends received											$ 0	$ 0	$ 0	$ 0
Subscription price (in dollars per share) | $ / shares													$ 0.23
Conditional tender offer costs	$ 60,300	€ 52.5
Equity method investments									$ 15,819		28,088	3,700	$ 17,881	$ 15,819
Addition									$ 3,350		38,070	2,600
Grapevine Logic, Inc. ("Grapevine")
Debt Instrument [Line Items]
Percentage of ownership interest						100.00%												100.00%			100.00%
FNL Technologies
Debt Instrument [Line Items]
Percentage of ownership interest						29.00%			29.00%					29.00%					29.00%
Energica Investment
Debt Instrument [Line Items]
Payments to acquire investment							$ 13,600													€ 10.1
Common stock issued through equity method (in shares) | shares							6,100,000
Subscription price (in dollars per share) | (per share)							$ 2.21													€ 1.78
Equity method investment, ownership percentage							20.00%									90.00%				20.00%
Share selling, restriction period							90 days
Conditional tender offer costs	$ 60,300
Preferred shares (in shares) | shares							6,100,000
MDI Fund
Debt Instrument [Line Items]
Payments to acquire investment					$ 25,000
Equity method investments									$ 3,245		3,765	0		$ 3,245
Addition					$ 600				274		4,646
PEA
Debt Instrument [Line Items]
Equity method investment, ownership percentage						30.00%											30.00%
Equity method investments									7,368		9,138	0		7,368
Addition			$ 9,100	€ 7.5							9,138
Preferred shares (in shares) | shares			11,175	11,175
Orange Grid
Debt Instrument [Line Items]
Equity method investments									3,076					$ 3,076
Addition									3,076
FNL Technologies
Debt Instrument [Line Items]
Issuance of shares of Ideanomics common stock to investee (in shares) | shares						100,000
Received share of common stock (in shares) | shares						600,000
Equity conversion of common stock (in shares) | shares						30,902
FNL Technologies | Common Stock
Debt Instrument [Line Items]
Subscription price (in dollars per share) | $ / shares						$ 8.09
Amount converted for future equity						$ 250,000
FNL Technologies | Cash
Debt Instrument [Line Items]
Equity method investments						$ 2,900
Non Marketable Equity Investments
Debt Instrument [Line Items]
Impairment loss with respect to one non-marketable equity investment									$ 0		$ 4,500	$ 200	$ 3,000
Non Marketable Equity Investments | Orange Grid | Timios
Debt Instrument [Line Items]
Equity method investments															$ 3,000
Non Marketable Equity Investments | Orange Grid | Cash | Timios
Debt Instrument [Line Items]
Shares purchased | shares															6,600,000